Segment Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Mineral property interests	$ 15,820	$ 16,083
Leasehold improvements and equipment	83	128
Canada
Disclosure of operating segments [line items]
Mineral property interests	12,024	11,864
Leasehold improvements and equipment	83	128
U.S.
Disclosure of operating segments [line items]
Mineral property interests	3,796	4,219
Leasehold improvements and equipment	$ 0	$ 0